Financial Statements Schedule I	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Financial Statements Schedule I

Additional financial information of parent company -

Financial statements schedule I

Zai Lab Limited

Financial information of parent company

Condensed balance sheets

(In thousands of U.S. dollars ("$") except for number of shares and per share data)

	As of December 31,
	2018	2019
	$	$
Assets
Current assets:
Cash and cash equivalents	746	55,442
Short-term investment	200,350	200,000
Prepayments and other current assets	2,912	4,179
Total current assets	204,008	259,621
Investment in subsidiaries	48,748	36,504
Total assets	252,756	296,125
Liabilities and shareholders' deficits
Liabilities
Current liabilities:
Other current liabilities	505	607
Total current liabilities	505	607
Deferred income	1,170	858
Total liabilities	1,675	1,465
Shareholders' equity
Ordinary shares (par value of US$0.00006 per share; 83,333,333 shares authorized, 58,006,967 and 68,237,247 shares outstanding as of December 31, 2018 and 2019, respectively)	3	4
Additional paid-in capital	498,043	734,734
Accumulated deficit	(249,627)	(444,698)
Additional other comprehensive income	2,662	4,620
Total shareholders' equity	251,081	294,660
Total liabilities and shareholders' equity	252,756	296,125

Additional financial information of parent company -

Financial statements schedule I

Zai Lab Limited

Financial information of parent company

Condensed statements of operations and comprehensive loss

(In thousands of U.S. dollars ("$") except for number of shares and per share data)

	Year Ended December 31,
	2017	2018	2019
	$	$	$
Operating Expenses:
Research and development	—	(234)	(101)
General and administrative	(4,114)	(4,251)	(4,864)
Loss from operations	(4,114)	(4,485)	(4,965)
Interest income	50	3,042	7,987
Changes in fair value of warrants	200	—	—
Other income, net	78	312	311
Loss before income tax and equity in loss of subsidiaries	(3,786)	(1,131)	3,333
Equity in loss of subsidiaries	(46,598)	(137,944)	(198,404)
Income tax expense	—	—	—
Net loss attributable to ordinary shareholders	(50,384)	(139,075)	(195,071)
Net loss	(50,384)	(139,075)	(195,071)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	1,148	2,212	1,958
Comprehensive loss	(49,236)	(136,863)	(193,113)

Additional financial information of parent company -

Financial statements schedule I

Zai Lab Limited

Financial information of parent company

Condensed statements of cash flows

(In thousands of U.S. dollars ("$") except for number of shares and per share data)

	Year Ended December 31,
	2017	2018	2019
	$	$	$
Cash flows from Operating activities:
Net loss	(50,384)	(139,075)	(195,071)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of deferred income	(78)	(312)	(312)
Share based compensation	3,346	1,408	2,013
Change of fair value of warrants	(200)	—	—
Equity in loss of subsidiaries	46,598	137,944	198,404
Changes in operating assets and liabilities:
Prepayments and other current assets	(450)	(2,462)	(1,267)
Other current liabilities	553	(49)	102
Deferred income	1,560	—	—
Net cash provided by (used in) operating activities	945	(2,546)	3,869

Cash flows from investing activities:
Purchases of short-term investments	—	(200,350)	(277,640)
Proceeds from maturity of short-term investments	—	—	277,990
Investment in subsidiaries	(31,708)	(118,773)	(165,924)
Net cash used in investing activities	(31,708)	(319,123)	(165,574)

Cash flows from financing activities:
Proceed from issuance of convertible preferred shares, net of issuance cost	29,100	—	—
Proceeds from exercise of warrants	1,000	—	—
Proceeds from exercises of stock options	66	196	1,055
Proceeds from issuance of ordinary shares upon public offerings	160,425	141,000	216,200
Payment of public offering costs	(2,730)	(692)	(854)
Net cash provided by financing activities	187,861	140,504	216,401

Effect of foreign exchange rate changes on cash and cash equivalent	—	—	—
Net increase (decrease) in cash and cash equivalents	157,098	(181,165)	54,696
Cash and cash equivalents-beginning of the year	24,813	181,911	746
Cash and cash equivalents-end of the year	181,911	746	55,442

Additional financial information of parent company -

Financial statements schedule I

Zai Lab Limited

Financial information of parent company

Notes to schedule I

(In U.S. dollars ("$") except for number of shares)

1. Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. For the parent company, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as ‘‘Investment in subsidiaries’’. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

3. As of December 31, 2018 and 2019, there were no material contingencies, significant provisions of long term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.